Shareholder Report, Holdings (Details)	Jun. 30, 2024
American Balanced Fund® Class R-6 - RLBGX | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class R-6 - RLBGX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-6 - RLBGX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-6 - RLBGX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-6 - RLBGX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-6 - RLBGX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-6 - RLBGX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-6 - RLBGX | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-6 - RLBGX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-6 - RLBGX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-5 - RLBFX | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
American Balanced Fund® Class R-5 - RLBFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-5 - RLBFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-5 - RLBFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-5 - RLBFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-5 - RLBFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-5 - RLBFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-5 - RLBFX | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-5 - RLBFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-5 - RLBFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-5E - RLEFX | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
American Balanced Fund® Class R-5E - RLEFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-5E - RLEFX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-5E - RLEFX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-5E - RLEFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-5E - RLEFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-5E - RLEFX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-5E - RLEFX | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-5E - RLEFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-5E - RLEFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-4 - RLBEX | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
American Balanced Fund® Class R-4 - RLBEX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-4 - RLBEX | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-4 - RLBEX | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-4 - RLBEX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-4 - RLBEX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-4 - RLBEX | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-4 - RLBEX | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-4 - RLBEX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-4 - RLBEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-2E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-2E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class R-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class R-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class 529-F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class 529-F-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class 529-F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class 529-F-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class 529-F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund® Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund® Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund® Class 529-F-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund® Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund® Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund® Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund® Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund® Class 529-F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund® Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund® Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class 529-T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class 529-T | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class 529-T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class 529-E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class 529-E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class 529-E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class 529-C | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class 529-C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class 529-A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class 529-A | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class 529-A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class F-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fun Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fun Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fun Class F-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fun Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fun Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fun Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fun Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fun Class F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fun Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fun Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class F | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class F | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class F | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class F | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class F | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class F | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class F | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class F | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class F | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class F | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class T | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
American Balanced Fund Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class C | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
American Balanced Fund Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
American Balanced Fund Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
American Balanced Fund Class A | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Balanced Fund Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Balanced Fund Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
American Balanced Fund Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Balanced Fund Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Balanced Fund Class A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Balanced Fund Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Balanced Fund Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]

[1]	Includes derivatives.